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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 03,31,2009

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:19
Form SH Information Table Value Total:379708

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
BANK OF AMERICA CORPORA COM         060505104       176       29290 SH          Sole                                29290
CME GROUP INC           COM         12572Q105       644        2750 SH          Sole                                2750
CHEVRON CORP NEW        COM  166764 166764100       239        3584 SH          Sole                                3584
DIAMONDS TR             UNIT SER 1  252787106     61864      821900 SH          Sole                                821900
ISHARES INC             MSCI BRAZIL 464286400       454       12200 SH          Sole                                12200
SPDR GOLD TRUST         GOLD SHS    78463V107    118991     1323014 SH          Sole                                1323014
GOOGLE INC              CL A  38259 38259P508      2476        7228 SH          Sole                                7228
JOHNSON & JOHNSON       COM         478160104      1544       29134 SH          Sole                                29134
JP MORGAN CHASE & CO    COM         46625H100       250       10063 SH          Sole                                10063
MERCK & CO INC          COM  589331 589331107       218        8234 SH          Sole                                8234
FIDELITY COMWLTH TR     NDQ CP IDX  315912808     10721      181100 SH          Sole                                181100
PROCTER & GAMBLE CO     COM  742718 742718109      1015       21484 SH          Sole                                21484
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    131897     4387808 SH          Sole                                4387808
SPDR TR                 UNIT SER 1  78462F103     23816      302395 SH          Sole                                302395
US BANCORP DEL          COM NEW  90 902973304       212       15415 SH          Sole                                15415
UNITED STATES OIL FUND  UNITS       91232N108     17146      598289 SH          Sole                                598289
VERIZON COMMUNICATIONS  COM         92343V104      2074       68634 SH          Sole                                68634
SELECT SECTOR SPDR TR   SBI INT-FIN 81369Y605      1476      177650 SH          Sole                                177650
SELECT SECTOR SPDR TR   SBI CONS DI 81369Y407      4495      230550 SH          Sole                                230550